SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning balance	$ 48,488	$ 45,898
Foreign currency exchange adjustments	(479)	2,590
Goodwill, Ending balance	48,009	48,488
Soft Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning balance	33,151	31,410
Foreign currency exchange adjustments	(361)	1,741
Goodwill, Ending balance	32,790	33,151
Durum Wheat [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning balance	6,888	6,507
Foreign currency exchange adjustments	(53)	381
Goodwill, Ending balance	6,835	6,888
Couscous & Pasta [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, Beginning balance	8,449	7,981
Foreign currency exchange adjustments	(65)	468
Goodwill, Ending balance	$ 8,384	$ 8,449